Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	$ 482,136	$ 466,946	$ 373,737
Selling expenses	203,689	180,230	160,529
Administrative expenses	172,719	164,813	134,272
Expenses by nature	858,544	811,989	668,538
Salaries And Social Security Taxes [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	160,000	165,965	152,935
Selling expenses	20,259	22,915	22,885
Administrative expenses	47,671	52,316	46,148
Expenses by nature	227,930	241,196	221,968
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	9,582	3,637	5,616
Selling expenses	1,213	502	841
Administrative expenses	2,855	1,147	1,694
Expenses by nature	13,650	5,286	8,151
Communications Expenses [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	7,547	5,161	3,007
Selling expenses	6,070	5,280	5,727
Administrative expenses	95	21	9
Expenses by nature	13,712	10,462	8,743
Allowance For The Impairment Of Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	9,474	14,506	14,910
Administrative expenses
Expenses by nature	9,474	14,506	14,910
Supplies Consumption [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	34,780	22,464	22,092
Selling expenses
Administrative expenses	2,850	1,622	2,232
Expenses by nature	37,630	24,086	24,324
Leases And Insurance [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	1,930	1,434	1,326
Selling expenses	33	29	30
Administrative expenses	5,535	4,053	6,282
Expenses by nature	7,498	5,516	7,638
Security Service [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	16,161	6,336	7,519
Selling expenses	764	464	969
Administrative expenses	915	3,478	1,196
Expenses by nature	17,840	10,278	9,684
Fees And Remuneration For Services [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	104,173	106,716	69,474
Selling expenses	44,942	41,119	38,927
Administrative expenses	70,377	64,544	45,032
Expenses by nature	219,492	212,379	153,433
Public Relations And Marketing [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	9,145	14,472	12,859
Administrative expenses
Expenses by nature	9,145	14,472	12,859
Advertising And Sponsorship [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	4,711	7,455	6,624
Administrative expenses
Expenses by nature	4,711	7,455	6,624
Reimbursements To Personnel [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	7	9	13
Expenses by nature	7	9	13
Depreciation Of Property Plants And Equipments [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	121,577	141,752	97,049
Selling expenses	18,117	21,124	14,462
Administrative expenses	14,865	17,332	11,866
Expenses by nature	154,559	180,208	123,377
Depreciation Of Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	1,062	616	701
Selling expenses	2,124	1,232	1,400
Administrative expenses	7,434	4,313	4,902
Expenses by nature	10,620	6,161	7,003
Directors And Supervisory Committee Members Fees [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	567	351	468
Expenses by nature	567	351	468
Enre Penalties [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	25,293	12,844	14,007
Selling expenses	55,378	27,763	19,006
Administrative expenses
Expenses by nature	80,671	40,607	33,013
Taxes And Charges [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	31,455	23,365	21,887
Administrative expenses	18,980	15,230	14,132
Expenses by nature	50,435	38,595	36,019
Other [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	31	21	11
Selling expenses	4	4	2
Administrative expenses	568	397	298
Expenses by nature	$ 603	$ 422	$ 311